Pension and Other Postretirement Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions to pension plans	$ 3.5
UK Pension Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets Percentage	81.00%
Net benefit obligations	49.00%
UK Pension Plan [Member] | Equities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan target investment asset allocations	50.00%
UK Pension Plan [Member] | Fixed-income investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan target investment asset allocations	40.00%
UK Pension Plan [Member] | Other investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan target investment asset allocations	10.00%
Savings Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer contributions	$ 25.8	$ 15.7	$ 9.5